Stock Option Plan (Details 1) (Option [Member], USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Option [Member]
Share
Outstanding - beginning	16,980,000
Granted	850,000
Exercised
Cancelled	(600,000)
Outstanding - ending	17,230,000
Options exercisable	13,154,169
Weighted Average Exercise Price
Outstanding - beginning	$ 0.51
Granted	$ 0.53	$ 0.27
Outstanding - ending	$ 0.42
Options exercisable	$ 0.51
Weighted Average Remaining Contractural Term
Outstanding - beginning	5 years 8 months 27 days
Granted	8 years 7 months 13 days
Outstanding - ending	7 years 9 months
Options exercisable	5 years 5 months 5 days
Aggregate Intrinsic Value
Outstanding - beginning	$ 160,100
Outstanding - ending	5,000
Options exercisable	$ 8,400